Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	22 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Without Sales Load [Member] | C000234742
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.18%)	5.50%
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index